UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Balanced Fund

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 49.87%
Consumer Discretionary - 4.64%
Home Depot, Inc.	10,000	280,100	2.30%
McDonalds Corp.	4,500	280,935	2.32%
		561,035	4.64%
Consumer Staples - 2.77%
Kraft Foods, Inc. - Class A	12,100	334,686	2.75%
Energy - 2.63%
ChevronTexaco Corp.	4,400	317,328	2.61%
Financials - 8.22%
American Express Co.	15,900	598,794	4.92%
J.P. Morgan Chase & Co.	10,100	393,294	3.23%
		992,088	8.15%
Health Care - 7.65%
Johnson & Johnson	900	56,574	0.46%
Merck & Co., Inc.	9,800	374,164	3.07%
Pfizer, Inc.	26,430	493,184	4.05%
		923,922	7.59%
Industrials - 8.82%
Boeing Co.	2,500	151,500	1.24%
Caterpillar, Inc.	11,000	574,640	4.72%
General Electric Co.	21,100	339,288	2.79%
		1,065,428	8.75%
Information Technology - 0.66%
Intel Corp.	4,100	79,540	0.65%
Materials - 7.16%
Alcoa, Inc.	32,800	417,544	3.43%
EI Du Pont de Nemours & Co.	13,700	446,757	3.67%
		864,301	7.10%
Telecommunication Services - 7325%
AT&T, Inc.	17,140	434,670	3.57%
Verizon Communications, Inc.	15,250	448,655	3.69%
		883,325	7.26%
TOTAL COMMON STOCKS (Cost $5,202,437)		$6,021,653	49.46%
	Shares / Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 52.92%
U.S. Treasury Bills - 48.78%
3.500%, 02/15/2010	$1,600,000	$1,602,501	13.16%
4.000%, 04/15/2010	200,000	201,625	1.66%
3.625%, 06/15/2010	300,000	303,926	2.50%
4.125%, 08/15/2010	1,000,000	1,021,446	8.39%
4.250%, 10/15/2010	900,000	925,664	7.60%
1.250%, 11/30/2010	1,100,000	1,109,239	9.18%
4.250%, 01/15/2011	700,000	726,442	6.01%
Total U.S. Treasury Bills (Cost $5,885,834)		$5,890,843	48.78%
Money Market Funds - 4.14%
Federated Government Obligations Fund 0.04% (a)	$29,499	$29,499	0.25%
Fidelity Institutional Government Portfolio 0.04% (a)	470,162	470,162	3.86%
Total Money Market Funds (Cost $499,661)		499,661	4.10%
TOTAL SHORT TERM INVESTMENTS (Cost $6,385,495)		$6,390,504	52.49%
Total Investments (Cost $11,587,932) - 102.79%		$12,412,157	101.95%
Liabilities in Excess of Other Assets - (2.79)%		(237,051)	(2.79)%
TOTAL NET ASSETS - 100.00%		$12,175,106	100.00%

(a)	The rate listed is the Fund's 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$11,598,542
Gross unrealized appreciation	1,291,047
Gross unrealized depreciation	(477,279)
Net unrealized depreciation	$813,768

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;
and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 561,035	$ -	$ -	$ 561,035
Consumer Staples	334,686	-	-	334,686
Energy	317,328	-	-	317,328
Financials	992,088	-	-	992,088
Health Care	923,922	-	-	923,922
Industrials	1,065,428	-	-	1,065,428
Information Technology	79,540	-	-	79,540
Materials	864,301	-	-	864,301
Telecommunication Services	883,325	-	-	883,325
Total Equity	$ 6,021,653	$ -	$ -	$ 6,021,653

Short-Term Investments	$ 6,390,504	$ -	$ -	$ 6,390,504

Total Investments in Securities	$ 12,412,157	$ -	$ -	$ 12,412,157

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Total Return Fund
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 73.19%
Consumer Discretionary - 9.17%
Home Depot, Inc.	96,900	$2,714,169	5.13%
McDonalds Corp.	34,200	2,135,106	4.04%
		4,849,275	9.17%
Consumer Staples - 6.05%
Kraft Foods, Inc. - Class A	115,600	3,197,496	6.05%
Energy - 5.58%
ChevronTexaco Corp.	40,900	2,949,708	5.58%
Financials - 3.14%
American Express Co.	44,100	1,660,806	3.14%
Health Care - 15.26%
Johnson & Johnson	10,300	647,458	1.23%
Merck & Co Inc.	95,400	3,642,372	6.89%
Pfizer, Inc.	202,400	3,776,784	7.14%
		8,066,614	15.26%
Industrials - 11.94%
3M Co.	2,400	193,176	0.37%
Boeing Co.	52,800	3,199,680	6.05%
Caterpillar, Inc.	44,700	2,335,128	4.42%
General Electric Co.	36,300	583,704	1.10%
		6,311,688	11.94%
Information Technology - 1.02%
Intel Corp.	27,700	537,380	1.02%
Materials - 8.38%
Alcoa, Inc.	50,100	637,773	1.20%
EI Du Pont de Nemours & Co.	116,400	3,795,804	7.18%
		4,433,577	8.38%
Telecommunication Services - 12.65%
AT&T, Inc.	132,800	3,367,808	6.37%
Verizon Communications, Inc.	112,900	3,321,518	6.28%
		6,689,326	12.65%
TOTAL COMMON STOCKS (Cost $37,326,634)		$38,695,870	73.19%

	Shares / Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 57.25%
Money Market Funds - 6.18%
Federated Government Obligations Fund 0.04% (a)	$960,367	$960,367	1.82%
Fidelity Institutional Government Portfolio 0.04% (a)	2,307,938	2,307,938	4.36%
Total Money Market Funds (Cost $ 3,268,305)		3,268,305	6.18%
US Treasury Bills - 51.07%
0.0001%, 03/11/2010	27,000,000	26,999,549	51.07%
Total U.S. Treasury Bills (Cost $26,999,549)		26,999,549	51.07%
TOTAL SHORT TERM INVESTMENTS (Cost $30,267,854)		$30,267,854	57.25%
Total Investments (Cost $67,594,488) - 130.44%		$68,963,724	130.44%
Liabilities in Excess of Other Assets - (30.44)%		(16,092,106)	(30.44)%
TOTAL NET ASSETS - 100.00%		$52,871,618	100.00%

(a)	The rate listed is the Fund's 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$68,001,711
Gross unrealized appreciation	3,842,394
Gross unrealized depreciation	(2,880,381)
Net unrealized depreciation	$962,013

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 4,849,275	$ -	$ -	$ 4,849,275
Consumer Staples	3,197,496	-	-	3,197,496
Energy	2,949,708	-	-	2,949,708
Financials	1,660,806	-	-	1,660,806
Health Care	8,066,614	-	-	8,066,614
Industrials	6,311,688	-	-	6,311,688
Information Technology	537,380	-	-	537,380
Materials	4,433,577	-	-	4,433,577
Telecommunication Services	6,689,326	-	-	6,689,326
Total Equity	$ 38,695,870	$ -	$ -	$ 38,695,870

Short-Term Investments	$ 30,267,854	$ -	$ -	$ 30,267,854

Total Investments in Securities	$ 68,963,724	$ -	$ -	$ 68,963,724

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Hennessy Funds, Inc.

By (Signature and Title)                      /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/2010

By (Signature and Title)*                    /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date        3/31/2010